Securitization Transactions (Roll-Forwards of Amount of Servicing Assets and Fair Value of Servicing Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Servicing Assets at Fair Value [Line Items]
Beginning balance	¥ 16,852	¥ 18,376
Increase mainly from loans sold with servicing retained	4,118	4,077
Decrease mainly from amortization	(3,625)	(4,467)
Increase (Decrease) from the effects of changes in foreign exchange rates	(42)	(1,134)
Ending balance	17,303	16,852
Beginning balance	24,229	27,676
Ending balance	¥ 24,907	¥ 24,229